Financial Instruments	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Financial Instruments
Financial Instruments

a)	Fair Value Measurements

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents and restricted cash – The fair value of the Partnership’s cash and cash equivalents and restricted cash approximates its carrying amounts reported in the consolidated balance sheets.

Interest rate swap/swaption and cross-currency swap agreements – The fair value of these derivative instruments of the Partnership is the estimated amount that the Partnership would receive or pay to terminate the agreements at the reporting date, taking into account current interest rates, foreign exchange rates and the current credit worthiness of both the Partnership and the derivative counterparties. The estimated amount is the present value of future cash flows. The Partnership transacts all of these derivative instruments through investment-grade rated financial institutions at the time of the transaction and requires no collateral from these institutions; however, collateral is required by these institutions on some of the Partnership's cross-currency swap agreements and as at December 31, 2017, the Partnership had $22.3 million held as collateral (December 31, 2016 – $37.8 million), which has been recorded as restricted cash – current on the Partnership's balance sheets. Given the current volatility in the credit markets, it is reasonably possible that the amount recorded as a derivative asset or liability could vary by a material amount in the near term.

Other derivative – The Partnership’s other derivative agreement is between Teekay Corporation and the Partnership and relates to hire payments under the time-charter contract for the Suezmax tanker Toledo Spirit (see Note 11c). The fair value of this derivative agreement is the estimated amount that the Partnership would receive or pay to terminate the agreement at the reporting date, based on the present value of the Partnership’s projection of future spot market tanker rates, which have been derived from current spot market tanker rates and long-term historical average rates. As projections of future spot rates are specific to the Partnership, these are considered Level 3 inputs for the purposes of estimating the fair value.

Long-term receivable included in accounts receivable and other assets – The fair values of the Partnership’s long-term loan receivable are estimated using discounted cash flow analysis based on rates currently available for debt with similar terms and remaining maturities and the current credit worthiness of the counterparty.

Long-term debt – The fair values of the Partnership’s fixed-rate and variable-rate long-term debt are either based on quoted market prices or estimated using discounted cash flow analyses based on rates currently available for debt with similar terms and remaining maturities and the current credit worthiness of the Partnership.

Long-term obligations related to capital leases – The fair values of the Partnership's long-term obligations related to capital leases are estimated using discounted cash flow analyses, based on rates currently available for debt with similar terms and remaining maturities.

The Partnership categorizes the fair value estimates by a fair value hierarchy based on the inputs used to measure fair value. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value as follows:

Level 1.	Observable inputs such as quoted prices in active markets;

Level 2.	Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3.	Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at a fair value on a recurring basis.

		December 31, 2017		December 31, 2016
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring:
Cash and cash equivalents and restricted cash	Level 1	339,435	339,435	243,173	243,173
Derivative instruments (note 12)
Interest rate swap agreements – assets	Level 2	878	878	1,080	1,080
Interest rate swap agreements – liabilities	Level 2	(73,984)	(73,984)	(87,681)	(87,681)
Interest rate swaption agreements – assets	Level 2	Nominal	Nominal	3,283	3,283
Interest rate swaption agreements – liabilities	Level 2	(2)	(2)	(4,230)	(4,230)
Cross-currency swap agreements – assets	Level 2	3,758	3,758	—	—
Cross-currency swap agreements – liabilities	Level 2	(54,217)	(54,217)	(99,786)	(99,786)
Other derivative	Level 3	1,648	1,648	2,134	2,134
Non-recurring:
Vessels held for sale (note 18)	Level 2	16,671	16,671	20,580	20,580
Other:
Advances to equity-accounted joint ventures (note 6)	(i)	131,685	(i)	272,514	(i)
Long-term receivable included in accounts receivable and other assets (ii)	Level 3	3,476	3,459	10,985	10,944
Long-term debt – public (note 9)	Level 1	(376,581)	(384,820)	(368,612)	(366,418)
Long-term debt – non-public (note 9)	Level 2	(1,421,411)	(1,391,524)	(1,422,614)	(1,381,287)
Obligations related to capital leases (note 5)	Level 2	(1,011,549)	(1,001,588)	(392,839)	(400,072)

(i)
The advances to equity-accounted joint ventures together with the Partnership’s equity investments in the joint ventures form the net aggregate carrying value of the Partnership’s interests in the joint ventures in these consolidated financial statements. The fair values of the individual components of such aggregate interests are not determinable.

(ii)
As at December 31, 2017, the estimated fair value of the non-interest bearing receivable is based on the remaining future fixed payments of $3.5 million, to be received from Royal Dutch Shell Plc (or Shell) (formerly BG International Limited) as part of the ship construction support agreement, and using an estimated discount rate of 8.0%. As there is no market rate for the equivalent of an unsecured non-interest bearing receivable from Shell, the discount rate is based on unsecured debt instruments of similar maturity held, adjusted for a liquidity premium. A higher or lower discount rate would result in a lower or higher fair value asset.

Changes in fair value during the years ended December 31, 2017 and 2016 for the Partnership’s other derivative asset, the Toledo Spirit time-charter derivative, which is described below and is measured at fair value on a recurring basis using significant unobservable inputs (Level 3), are as follows:

	Year Ended December 31,
	2017 $	2016 $
Fair value at beginning of year	2,134	(6,296)
Realized and unrealized gains included in earnings	788	3,316
Settlements	(1,274)	5,114
Fair value at end of year	1,648	2,134

The Partnership’s Suezmax tanker the Toledo Spirit operates pursuant to a time-charter contract that increases or decreases the otherwise fixed-hire rate established in the charter depending on the spot charter rates that the Partnership would have earned had it traded the vessel in the spot tanker market. The time-charter contract ends in August 2025, although the charterer has the right to terminate the time-charter contract in July 2018. In order to reduce the variability of its revenue under the Toledo Spirit time-charter, the Partnership entered into an agreement with Teekay Corporation under which Teekay Corporation pays the Partnership any amounts payable to the charterer of the Toledo Spirit as a result of spot rates being below the fixed rate, and the Partnership pays Teekay Corporation any amounts payable to the Partnership by the charterer of the Toledo Spirit as a result of spot rates being in excess of the fixed rate. The estimated fair value of this other derivative is based in part upon the Partnership’s projection of future spot market tanker rates, which has been derived from current spot market tanker rates and long-term historical average rates as well as an estimated discount rate. The estimated fair value of this other derivative as of December 31, 2017 is based upon an average daily tanker rate of $17,500 (December 31, 2016 – $22,875) over the remaining duration of the charter contract, and assumes the charterer of this vessel will cancel its charter contract in 2018 (see Note 5), and a discount rate of 8.7% (December 31, 2016 – 8.4%). In developing and evaluating this estimate, the Partnership considers the current tanker market fundamentals as well as the short and long-term outlook. A higher or lower average daily tanker rate would result in a higher or lower fair value liability or a lower or higher fair value asset. A higher or lower discount rate would result in a lower or higher fair value asset or liability.

b)	Financing Receivables

The following table contains a summary of the Partnership’s loan receivables and other financing receivables by type of borrower and the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis.

Class of Financing Receivable	Credit Quality Indicator	Grade	December 31 2017 $	December 31 2016 $
Direct financing leases	Payment activity	Performing	495,990	643,008
Other receivables:
Long-term receivable and accrued revenue included in accounts receivable and other assets	Payment activity	Performing	5,476	12,171
Advances to equity-accounted joint ventures	Other internal metrics	Performing	131,685	272,514
			633,151	927,693